Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 2,700,000
Less: allowance for credit losses	(1,719,781)	$ (367,577)	$ (375,975)
Account receivable, net	9,249,042	9,185,586
Third-Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	10,968,823	9,553,163
Non-State-Owned Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	8,282,192	6,953,823
State-Owned Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 2,686,631	$ 2,599,340